Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 1	$ 0.16
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 2	$ 3,400,000
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 3	0.16
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 4	3.43
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 5	$ 3,400,000
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 6	0.16
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 7	3.43